Annual Fund Operating Expenses - THE GABELLI ABC FUND	Apr. 30, 2026
THE GABELLI ABC FUND CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.02%
THE GABELLI ABC FUND Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.27%